UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Todd B. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Todd B. Martin            Elkhart, IN          November 13, 2006
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     23 items

Form 13F Information Table Value Total:     $272,509
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP        Value    Shrs or   SH    Put/   Investment   Other      Sole      Shared   None
                         of                   (x$1000) par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109       862      15,375              Sole                       15,375
BERKSHIRE HATHAWAY - B   COM     084670207    29,550       9,310              Sole                        9,183             127
COACHMEN INDUSTRIES      COM     189873102       108      10,000              Sole                       10,000
DOLLAR GENERAL           COM     256669102    46,131   3,384,503              Sole                    3,338,763          45,740
EMMIS COMM.CL A          COM     291525103    32,304   2,634,923              Sole                    2,595,458          39,465
FIFTH THIRD              COM     316773100       228       6,000              Sole                            0           6,000
GENERAL ELECTRIC         COM     369604103       473      13,400              Sole                       13,400
INTEL CORP.              COM     458140100       508      24,700              Sole                       24,700
JOHNSON & JOHNSON        COM     478160104       497       7,650              Sole                        7,650
LAMAR ADV.               COM     512815101    42,554     796,740              Sole                      788,894           7,846
MERCK & CO.              COM     589331107       419      10,000              Sole                       10,000
MERCURY GENERAL          COM     589400100    11,683     235,495              Sole                      234,163           1,332
MICROSOFT CORP.          COM     594918104       744      27,200              Sole                       26,950             250
MOHAWK INDUSTRIES, INC.  COM     608190104    25,404     341,226              Sole                      335,458           5,768
PEPSICO, INC.            COM     713448108       640       9,800              Sole                        9,800
SKYLINE CORPORATION      COM     830830105       416      10,900              Sole                       10,900
ST. JOSEPH CAPITAL
  CORPORATION            COM     790595102     1,999      69,000              Sole                       61,550           7,450
SYSCO CORP.              COM     871829107    27,350     817,635              Sole                      805,075          12,560
TJX COS., INC.           COM     872540109    20,021     714,255              Sole                      702,055          12,200
WAL MART STORES          COM     931142103    29,729     602,773              Sole                      593,338           9,435
WALGREEN CO.             COM     931422109       262       5,900              Sole                        5,900
WALT DISNEY              COM     254687106       328      10,600              Sole                       10,600
WYETH                    COM     983024100       300       5,900              Sole                        5,900